Changes in Accounting Policies	12 Months Ended
Dec. 31, 2020
Disclosure of initial application of standards or interpretations [abstract]
Changes in accounting policies
3	Changes in accounting policies

This note explains the impact of the adoption of IFRS 16 ‘Leases’ on the Group’s financial statements.

The Group has adopted IFRS 16 ‘Leases’ retrospectively from 1 January 2019, but has not restated comparatives for the 2018 reporting period, as permitted under the specific transition provisions in the standard. The reclassifications and the adjustments arising from the new leasing rules are therefore recognized in the opening balance sheet on 1 January 2019. The accounting policies are disclosed in Note 2.32 above.

3.1	Impact of adoption

On adoption of IFRS 16, the Group recognized lease liabilities in relation to leases which had previously been classified as ‘operating leases’ under the principles of IAS 17 ‘Leases’. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of 1 January 2019. The lessee’s incremental borrowing rate applied to the lease liabilities on 1 January 2019 was from 4.35% to 4.90%.

(a)	Measurement of lease liabilities

RMB’000
Operating lease commitments disclosed as at 31 December 2018	84,746
Discounted using the lessee’s incremental borrowing rate of at the date of initial application	77,046
(Less): short-term leases recognized on a straight-line basis as expense	(315)

Lease liability recognized as at 1 January 2019	76,731

Of which are:
Current lease liabilities	74,093
Non-current lease liabilities	2,638

(b)	Measurement of right-of-use assets

Right-of use assets were measured at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the balance sheet as at 31 December 2018. There were no onerous lease contracts that would have required an adjustment to the right-of-use assets at the date of initial application.

(c)	Adjustments recognized in the balance sheet on 1 January 2019

The change in accounting policy affected the following items in the balance sheet on 1 January 2019:

•	right-of-use assets – increase by RMB 411,878 thousands

•	lease prepayment and other non-current assets – decreased by RMB 335,026 thousands

•	prepayments – decrease by RMB 121 thousands

•	lease liabilities – increase by RMB 76,731 thousands

(d)	Impact on segment disclosures

As at 31 December 2019 and 31 December 2020, allocated assets and allocated liabilities increased as a result of the change in accounting policy. Right-of-use assets and lease liabilities are now included in segment assets and liabilities. The following segments were affected by the change in policy:

	As at 31 December
	2019 RMB’000	2020 RMB’000
Addition to allocated assets
Synthetic fibres	9,047	168
Resins and plastics	50,006	12,252
Intermediate petrochemicals	46,320	1,886
Petroleum products	236,531	291,723
Trading of petrochemical products	13	102,296
Others	1,943	2,476

	343,860	410,801

Addition to allocated liabilities
Synthetic fibres	536	155
Resins and plastics	5,177	3,423
Intermediate petrochemicals	2,738	1,719
Petroleum products	13,371	4,618
Trading of petrochemical products	—	—
Others	221	2,556

	22,043	12,471

3.2	Lessor accounting

The Group did not need to make any adjustments to the accounting for assets held as lessor under operating leases as a result of the adoption of IFRS 16.